Consolidated Balance Sheets (FY) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	29,959,060	15,632,809
Common stock, shares outstanding (in shares)	29,959,060	15,316,721
Treasury stock, shares outstanding (in shares)	0	316,088
Lease liability-current	$ 894	$ 611
Lease liability-noncurrent	$ 3,475	$ 3,847